Basis of Presentation and General Information - Additional Information (Detail) - Charterer Three [Member] - Revenue Benchmark [Member]	12 Months Ended
Dec. 31, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Concentration risk, percentage	32.00%
Number Of Charterer	3